Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,205,819	$ 3,815,869	$ 2,610,050	$ 4,133,730	$ 5,550,882	$ 5,440,908
Loss on impairment of long-lived assets			4,298,002	$ 0	6,710,200	412,450
Impairment charges of goodwill	3,481,000				6,710,200
Software development costs	36,144,650		36,144,650		35,259,473	34,547,050
Intangible assets impairment loss			817,000		800,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges of goodwill	1,910,000				1,060,000.00
Intangible assets impairment loss			817,002		798,800
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Software development costs	476,800		476,800		476,800	476,850
Software and Software Development Costs [Member] | Restated [Member]
Finite-Lived Intangible Assets [Line Items]
Software development costs					476,850
Trademarks and Trade Names [Member] | Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment loss			547,669		488,300
Technology-Based Intangible Assets [Member] | Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment loss			119,000		311,500
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Software development costs	$ 1,350,000		1,350,000		1,350,000	$ 1,350,000
Customer Relationships [Member] | Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment loss			150,333
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off					5,650,000
Impairment charges of goodwill			1,575,000		5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off					1,060,200
Impairment charges of goodwill			$ 1,906,000		1,060,200
Impairment of intangible asset					798,800
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset					488,300
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset					$ 311,500